Transactions with Related Parties, textual (Details) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current		$ 85	$ 182
Amortization of debt discount premium		0	(5,000)	$ 0
Income / (loss) from Investments		(1,583)	14	(5,607)
Noncash or Part Noncash Acquisition, Investments Acquired		0	0	3,000
Investments and Other Noncurrent Assets		1,680	3,263
Cash dividends on preferred stock		5,769	5,769	5,769
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		2,032	2,253	2,096
Due to related parties, current		30	63
Performance Shipping Inc [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal				(757)
Income / (loss) from Investments				(5,656)
Equity Method Investment, Other than Temporary Impairment				3,124
Performance Shipping Inc [Member] | Nonredeemable Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares	100
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Noncash or Part Noncash Acquisition, Investments Acquired	$ 3,000
Preferred Stock Voting Rights	Each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Performance.
Investments and Other Noncurrent Assets		$ 1,500	3,000
Preferred Stock Liquidation Preference Per Share | $ / shares	$ 0
Cash dividends on preferred stock	$ 0
Performance Shipping Inc [Member] | Nonredeemable Preferred Stock [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Preferred Stock Number Of Voting Rights	250,000
Noncash or Part Noncash Acquisition, Interest Acquired	49.00%
Performance Shipping Inc [Member] | Loan Receivable Second Amendment Agreement [Member]
Related Party Transaction [Line Items]
Loan receivable, related parties					$ 42,617
Performance Shipping Inc [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date		Jun. 30, 2017
Loan receivable, related parties					82,617
Interest income from loan with Performance Shipping Inc.			7,055	3,855
Interest-bearing discount premium payable on the termination date					$ 5,000
Amortization of debt discount premium			$ (5,000)
Performance Shipping Inc [Member] | First Twelve Months [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Performance Shipping Inc.			6.00%
Performance Shipping Inc [Member] | Until Full Repayment [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Performance Shipping Inc.			9.00%
Steamship Shipbroking Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 1,998	$ 1,850	$ 1,800
Due to related parties, current		$ 0	$ 0